N-2 - USD ($)				3 Months Ended									12 Months Ended
		Mar. 22, 2023	Mar. 20, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017 [7]	Nov. 30, 2016 [7]	Nov. 30, 2015 [7]	Nov. 30, 2014 [7]	Nov. 30, 2013
Cover [Abstract]
Entity Central Index Key		0001074540
Amendment Flag		true
Amendment Description		AMENDMENT NO. 25
Entity Inv Company Type		N-2
Investment Company Act File Number		811-09141
Document Type		N-2/A
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		25
Entity Registrant Name		EATON VANCE MUNICIPAL INCOME TRUST
Entity Address, Address Line One		Two International Place
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02110
City Area Code		(617)
Local Phone Number		482-8260
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder transaction expenses
Sales Load (as a percentage of offering price)	--(1)
Offering expenses borne by the Trust	None(2)
Dividend reinvestment plan fees	$5.00(3)

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]
Annual expenses	Percentage of net assets attributable to Common Shares(4)
Management fee	0.94%(5)
Interest expenses	0.81%(6)
Other expenses	0.10%
Total annual Trust operating expenses	1.85%

Management Fees [Percent]	[4],[5]	0.94%
Interest Expenses on Borrowings [Percent]	[5],[6]	0.81%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[5]	0.10%
Total Annual Expenses [Percent]	[5]	1.85%
Expense Example [Table Text Block]

EXAMPLE

The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual Trust operating expenses of 1.85% of net assets attributable to Common Shares in years 1 through 10; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:

1 Year	3 Years	5 Years	10 Years
$19	$58	$100	$217

Expense Example, Year 01		$ 19
Expense Example, Years 1 to 3		58
Expense Example, Years 1 to 5		100
Expense Example, Years 1 to 10		$ 217
Purpose of Fee Table , Note [Text Block]

The purpose of the table below is to help you understand all fees and expenses that you, as a holder of Common Shares (“Common Shareholder”), would bear directly or indirectly. The table reflects leverage attributable to floating-rate notes for the fiscal year ended November 30, 2022 in an amount equal to 36.3% of the Trust’s gross assets (including floating-rate notes) and shows Trust expenses as a percentage of net assets attributable to Common Shares.

Management Fee not based on Net Assets, Note [Text Block]		The advisory fee paid by the Trust to the Adviser is based on the average weekly gross assets of the Trust, including the principal amount of any indebtedness for money borrowed, the amount of any outstanding preferred shares issued by the Trust and, to a limited extent, the amount of floating-rate notes included as a liability in the Trust's Statement of Assets and Liabilities, as described under “Management of the Trust – The Adviser”. Accordingly, if the Trust were to increase investment leverage in the future, the advisory fee will increase as a percentage of net assets.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

	Year Ended November 30,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year (Common shares)	$14.230	$14.130	$13.790	$12.700	$13.250
Income (Loss) From Operations
Net investment income(1)	$0.519	$0.612	$0.574	$0.542	$0.611
Net realized and unrealized gain (loss)	(2.940)	0.060	0.327	1.117	(0.528)
Distributions to APS shareholders(1)
From net investment income	—	—	—	—	(0.004)
Total income (loss) from operations	$(2.421)	$0.672	$0.901	$1.659	$0.079
Less Distributions to Common Shareholders
From net investment income	$(0.559)	$(0.572)	$(0.561)	$(0.569)	$(0.629)
Total distributions to common shareholders	$(0.559)	$(0.572)	$(0.561)	$(0.569)	$(0.629)
Net asset value — End of year (Common shares)	$11.250	$14.230	$14.130	$13.790	$12.700
Market value — End of year (Common shares)	$10.250	$13.700	$13.250	$12.880	$11.050
Total Investment Return on Net Asset Value(2)	(16.96)%	4.95%	7.15%	13.83%	1.04%
Total Investment Return on Market Value(2)	(21.41)%	7.75%	7.57%	22.10%	(5.22)%
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$446,309	$564,424	$560,302	$546,984	$302,013
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees	1.04%	0.98%	1.05%	1.19%	1.29%
Interest and fee expense(6)	0.81%	0.29%	0.71%	1.27%	1.61%
Total expenses	1.85%	1.27%	1.76%	2.46%	2.90%
Net investment income	4.23%	4.28%	4.18%	4.02%	4.71%
Portfolio Turnover	23%	7%	12%	17%	32%
Senior Securities:
Total preferred shares outstanding	—	—	—	—	—
Asset coverage per preferred share	$—	$—	$—	$—	$—
Involuntary liquidation preference per preferred share	$—	$—	$—	$—	$—
Approximate market value per preferred share	$—	$—	$—	$—	$—

	Year Ended November 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year (Common shares)	$12.910	$13.020	$12.950	$10.540	$13.360
Income (Loss) From Operations
Net investment income(1)	$0.688	$0.767	$0.886	$0.886	$0.885
Net realized and unrealized gain (loss)	0.330	(0.340)	0.082	2.423	(2.778)
Distributions to APS shareholders(1)
From net investment income	(0.008)	(0.008)	(0.007)	(0.005)	(0.009)
Discount on redemption and repurchase of APS(1)	—	0.244	—	—	—
Total income (loss) from operations	$1.010	$0.663	$0.961	$3.304	$(1.902)
Less Distributions to Common Shareholders
From net investment income	$(0.670)	$(0.773)	$(0.892)	$(0.900)	$(0.930)
Total distributions to common shareholders	$(0.670)	$(0.773)	$(0.892)	$(0.900)	$(0.930)
Premium from common shares sold through shelf offering(1)	$—	$—	$0.001	$0.006	$0.012
Net asset value — End of year (Common shares)	$13.250	$12.910	$13.020	$12.950	$10.540
Market value — End of year (Common shares)	$12.300	$12.260	$13.390	$13.350	$10.530
Total Investment Return on Net Asset Value(2)	8.13%	4.91%(3)	7.60%	32.67%	(14.69)%
Total Investment Return on Market Value(2)	5.70%	(3.13)%	7.42%	36.79%	(20.43)%
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$315,080	$307,135	$309,354	$307,074	$246,295
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.33%	1.30%	1.43%	1.55%	1.63%
Interest and fee expense(6)	1.25%	0.83%	0.33%	0.30%	0.33%
Total expenses(5)	2.58%	2.13%	1.76%	1.85%	1.96%
Net investment income	5.19%	5.54%	6.84%	7.49%	7.49%
Portfolio Turnover	8%	4%	21%	36%	42%
Senior Securities:
Total preferred shares outstanding(7)	3,311(7)	3,311(7)	4,806(7)	4,806(7)	4,806
Asset coverage per preferred share(8)	$120,162(8)	$117,762(8)	$89,369(8)	$88,894(8)	$76,248
Involuntary liquidation preference per preferred share(9)	$25,000(9)	$25,000(9)	$25,000(9)	$25,000(9)	$25,000
Approximate market value per preferred share(9)	$25,000(9)	$25,000(9)	$25,000(9)	$25,000(9)	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(3)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 94.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 2.93%.
(4)	Ratios do not reflect the effect of dividend payments to APS shareholders, if any.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions and/or iMTP shares issued to redeem a portion of the Trust’s APS. As of November 30, 2018, the Trust had no APS and iMTP shares outstanding.
(7)	Preferred shares represent iMTP shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015.
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

Senior Securities Involuntary Liquidating Preference per Unit																		$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Senior Securities Average Market Value per Unit																		$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective, Policies and Risks

INVESTMENT OBJECTIVE

The Trust’s investment objective is to provide current income exempt from regular federal income tax. This income will be earned by investing primarily in investment grade municipal obligations. Securities will be purchased and sold in an effort to maintain a competitive yield and to enhance return based upon the relative value of the securities available in the marketplace. Investments are based on the municipal securities research, trading and portfolio management of the Trust’s investment adviser, Eaton Vance Management (“Eaton Vance” or the “Adviser”). The Trust’s NAV and distribution rate will vary and may be affected by several factors, including changes in interest rates and the credit quality of municipal issuers. An investment in the Trust may not be appropriate for all investors, particularly those that are not subject to federal income tax. There is no assurance that the Trust will achieve its investment objective.

PORTFOLIO PARAMETERS

General Composition of the Trust. During normal market conditions, substantially all of the Trust’s total assets (at least 80%) will be invested in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (“municipal obligations”). At least 65% of the Trust’s total assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s or BBB or higher by either S&P or by Fitch ), or, if unrated, determined by Eaton Vance to be of at least investment grade quality. For the purposes of rating restrictions, if an instrument is rated differently by the Rating Agencies, the higher rating is used. From time to time, the Trust may hold a significant amount of municipal obligations not rated by a nationally recognized statistical rating organization (“Rating Agency”). When the Trust invests in unrated municipal obligations, it may be more dependent on Eaton Vance’s research capabilities than when it invests in rated municipal obligations.

The Trust may invest up to 35% of its total assets in municipal obligations rated below investment grade by each of Moody’s, S&P and Fitch (but no more than 30% of total assets may be rated lower than B by each of Moody’s, S&P and Fitch) and unrated municipal obligations considered to be of comparable quality by Eaton Vance. Investment in municipal obligations of below investment grade quality involves special risks as compared with investment in higher grade municipal obligations. These risks include greater sensitivity to a general economic downturn, greater market price volatility and less secondary market trading. Securities rated below investment grade are commonly known as “junk bonds.” Such securities are regarded, on balance, as predominantly speculative with respect to the issuer’s ability to pay interest and repay principal owed. For a description of municipal obligation ratings, see Appendix A to the SAI.

The foregoing credit quality policies apply only at the time a security is purchased, and the Trust is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

During unusual market conditions, the Trust may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective and other policies. The Trust may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to municipal markets or municipal market sectors.

Municipal Obligations. Municipal obligations include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes.

Municipal obligations include general obligation and revenue bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount. General obligation bonds issued by municipalities can be adversely affected by economic downturns and the resulting decline in tax revenues, pension funding risk, other post-employment benefit risk, budget imbalances, taxing ability risk, lack of political willpower and federal funding risk, among others. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed. Revenue bonds can be adversely affected by the negative economic viability of the facility or revenue source. Municipal obligations also include municipal lease obligations and certificates of participations in municipal leases.

Industrial development bonds are normally secured by the revenues from the project and not by state or local government tax payments. They are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, industrial development bonds are sensitive to the risk of a slowdown in the economy.

Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The Trust may invest in zero coupon bonds, which do not make cash interest payments during a portion or all of the life of the bond. Instead, such bonds are sold at a deep discount to face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. Zero coupon bonds can be an attractive financing method for issuers with near-term cash-flow problems or seeking to preserve liquidity. Principal only investments entitle the Trust to receive the stated value of such investment when held to maturity. The values of zero coupon bonds and principal only investments are subject to greater fluctuation in response to changes in market interest rates than municipal obligations that pay interest currently. The Trust is required to distribute to shareholders income imputed to any zero coupon bonds or principal only investments even though such income may not be received by the Trust as distributable cash. Such distributions could reduce the Trust’s reserve position and require it to sell securities and incur a gain or loss at a time it may not otherwise want to in order to provide the cash necessary for these distributions.

The interest on tax-exempt municipal obligations is (in the opinion of the issuer’s counsel) exempt from regular federal income and state or local taxes, as applicable. Income from certain types of municipal obligations generally may be subject to the federal alternative minimum tax (the “AMT”) for individuals. Investors subject to AMT should consult their tax advisors.

Many municipal obligations provide the issuer the option to “call,” or redeem, its securities. As such, the effective maturity of a municipal obligation may be reduced as the result of such call provisions and, if an investment is called in a declining interest rate environment, the proceeds from the called bond may have to be reinvested at a lower interest rate.

Municipal Lease Obligations (“MLOs”) and Certificates of Participation. MLOs are bonds that are secured by lease payments made by the party, typically a state or municipality, leasing the facilities (e.g., schools or office buildings) that were financed by the bond. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, the leasing state or municipality may be obligated to appropriate funds from its general tax revenues to make lease payments as long as it utilizes the leased property. Other lease payments may be subject to annual appropriation or may be made only from revenues associated with the facility financed. For example, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A certificate of participation (also referred to as a “participation”) in a municipal lease is an instrument evidencing a pro rata share in a specific pledged revenue stream, usually lease payments by the issuer that are typically subject to annual appropriation. The certificate generally entitles the holder to receive a share, or participation, in the payments from a particular project.

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid, unless determined by the Adviser, pursuant to guidelines adopted by the Trust’s Board of Trustees (“Board”), to be liquid securities. The Adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the Adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Trust might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its right, which may increase the Trust’s operating expenses and adversely affect the net asset value of the Trust. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Trust would not have the right to take possession of the assets. Any income derived from the Trust’s ownership or operation of such assets may not be tax-exempt.

Pre-Refunded Municipal Securities. The principal of, and interest on, pre-refunded municipal obligations are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal obligations. Issuers of municipal obligations use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal obligations. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal obligations remain outstanding on their original terms until they mature or are redeemed by the issuer.

Private Activity Bonds. Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal obligations, although the current federal tax laws place substantial limitations on the size of such issues. Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Trust derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT.

Zero-Coupon Bonds. Some of the obligations in which the Trust invests may include so-called “zero-coupon” bonds, whose values generally are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds are issued at a discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Trust is required to take into account imputed income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Because the Trust is required to distribute substantially all of its income for each taxable year, investments in zero-coupon bonds may require the Trust to sell investments to obtain cash needed to make income distributions.

Residual Interest Bonds. Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term interest rates or short-term tax-exempt interest rates, and provide the economic effect of leverage. Whether or not an interest payment on a residual interest bond is taxable or tax-exempt is dependent on the nature of the bond being levered. In general, income on residual interest bonds will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. Residual interest bonds create investment leverage in the Trust because they provide more than one dollar of exposure to municipal bonds for each dollar the Trust invests in them.

The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a SPV, (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the “Bond”). The SPV also issues Floating Rate Notes which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its portfolio of investments and the Floating Rate Notes as a liability. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year.

In certain circumstances, the Trust may enter into shortfall and forbearance agreements relating to a residual interest bond held by the Trust. Such agreements commit the Trust to reimburse the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond upon the termination of the trust issuing the residual interest bond. Absent a shortfall and forbearance agreement, the Trust would not be required to make such a reimbursement. If the Trust chooses not to enter into such an agreement, the residual interest bond could be terminated and the Trust could incur a loss. The Trust had no shortfalls as of November 30, 2022.

The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. The Adviser believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s statement of assets and liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”).

As of November 30, 2022, 19.2% of the Trust’s net assets were invested in residual interest bonds.

As of November 30, 2022, the actual leverage attributable to the floating-rate notes was 51.3% of the Trust’s net assets.

Short-Term Floating Rate Securities. The Trust may also invest in Floating-Rate Notes, as described above, issued by SPVs. The short-term floating rate security will be linked to a reference interest rate (such as the SIFMA Municipal Bond Swap Index) and the SPV’s income will be used to pay the coupon on the Floating-Rate Notes. Generally, the interest rate earned Floating-Rate Notes will be based upon the market rates for municipal obligations with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond deposited in the trust, the Trust as the holder of the Floating-Rate Notes relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the SPV provide for a liquidation of the SPV Bond and the application of the proceeds to pay off the Floating-Rate Notes. The SPVs that are organized to issue both Floating-Rate Notes and residual interest bonds generally include liquidation triggers to protect the investor in the Floating-Rate Notes. Generally, the SPVs do not have recourse to the investors in the residual interest bonds. However, the Trust may invest in residual interest securities issued by tender option bond trusts that may have recourse to the Trust’s other assets. In such instances, the Trust may be at risk of loss that exceeds its investment in the residual interest securities.

ADDITIONAL INVESTMENT PRACTICES

When-Issued Securities. The Trust may purchase securities on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than what the Trust agreed to pay for them. The Trust may also purchase instruments that give the Trust the option to purchase a municipal obligation when and if issued.

Futures and Options on Futures. The Trust may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in interest rates or for other risk management purposes. Futures contracts may be based on various debt securities and securities indices. Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Trust’s initial investment in these contracts. The Trust will only purchase or sell futures contracts or related options in compliance with the rules of the CFTC. These transactions involve transaction costs. There can be no assurance that Eaton Vance’s use of futures will be advantageous to the Trust. Distributions by the Trust of any gains realized on the Trust's transactions in futures and options on futures will be taxable.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Trust will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Trust would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the Trust’s risk of loss consists of the net amount of payments that the Trust is contractually entitled to receive that is in excess of collateral posted by the Trust’s counterparty in respect of such liability. The net amount of the excess, if any, of the Trust’s obligations over its entitlements will be maintained in a segregated account by the Trust’s custodian. The Trust will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Investment Company Securities. The Trust may invest in the securities of other investment companies. These securities include shares of other closed-end funds, open-end investment companies (i.e., mutual funds), exchange-traded funds (often referred to as “ETFs”) and business development companies that invest primarily in municipal obligations of the types in which the Trust may invest directly. In addition to providing tax-exempt income, such securities may provide capital appreciation. In addition, the Trust may invest a portion of its assets in pooled investment vehicles (other than investment companies) that invest primarily in municipal obligations of the types in which the Trust may invest directly. Such investments, which may also be leveraged and subject to similar risks as the Trust, will not exceed 10% of the Trust’s gross assets. To the extent that the Trust invests in other investment companies, the Trust must bear these expenses in addition to the expenses of its own operation. The Trust will not invest in other investment companies that are affiliated with Eaton Vance.

Restricted Securities. Securities held by the Trust may be legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder, and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S thereunder. Restricted securities may not be listed on an exchange and may have no active trading market. The Trust may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Trust also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. In addition, if the Adviser receives material non-public information about the issuer, the Trust may as a result be unable to sell the securities. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Trust could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Trust illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.

Illiquid Investments. The Trust may invest in investments for which there is no readily available trading market or that are otherwise illiquid. It may be difficult to sell illiquid investments at a price representing their fair value until such time as such investments may be sold publicly. Where registration is required, a considerable period may elapse between a decision by the Trust to sell the investments and the time when it would be permitted to sell. Thus, the Trust may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Trust may also acquire investments through private placements under which it may agree to contractual restrictions on the resale of such investments. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

At times, a portion of the Trust's assets may be invested in investments as to which the Trust, by itself or together with other accounts managed by the Adviser and its affiliates, holds a major portion or all of such investments. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Trust could find it more difficult to sell such investments when the Adviser believes it advisable to do so or may be able to sell such investments only at prices lower than if such investments were more widely held. It may also be more difficult to determine the fair value of such investments for purposes of computing the Trust's net asset value.

Research Process.  The Trust’s portfolio management utilizes the information provided by, and the expertise of, the research staff of the investment adviser and/or certain of its affiliates in making investment decisions. As part of the research process, portfolio management may consider financially material environmental, social and governance (“ESG”) factors. Such factors, alongside other relevant factors, may be taken into account in the Trust’s securities selection process.

Portfolio Turnover. The Trust cannot accurately predict its portfolio turnover rate, but its historical annual turnover rate over the last five years has been between 7% and 32% (excluding turnover of securities and obligations having a maturity of one year or less). For the fiscal years ended November 30, 2022 and November 30, 2021, the Trust's portfolio turnover rates were 23% and 7%, respectively. The Trust may engage in active short-term trading to benefit from yield disparities among different issues, to seek short-term profits or for other reasons. Such trading will increase the Trust’s rate of turnover and may increase the incidence of net short-term capital gains which, upon distribution by the Trust, are taxable to Common Shareholders as ordinary income.

Temporary Investments. During unusual market conditions, the Trust may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objectives, principal strategies and other policies. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term United States government obligations. In moving to a substantial temporary investments position and in transitioning from such a position back into conformity with the Trust's normal investment policies, the Trust may incur transaction costs that would not be incurred if the Trust had remained fully invested in accordance with such normal policies. The transition to and from a substantial temporary investments position may also result in the Trust having to sell common stocks and/or close out options positions and then later purchase common stocks and open new options positions in circumstances that might not otherwise be optimal. The Trust's investment in such temporary investments under unusual market circumstances may not be in furtherance of the Trust's investment objectives.

Risk Factors [Table Text Block]

ADDITIONAL RISK CONSIDERATIONS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment.

Discount From or Premium to NAV. The Offering will be conducted only when Common Shares of the Trust are trading at a price equal to or above the Trust’s NAV per Common Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The Trust’s Common Shares have traded both at a premium and at a discount relative to net asset value. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Trust’s NAV may decrease.

Market Discount Risk. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The Trust’s Common Shares have traded both at a premium and at a discount relative to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Trust’s NAV may decrease.

Secondary Market for the Common Shares. The issuance of Common Shares through the Offering may have an adverse effect on the secondary market for the Common Shares. The increase in the amount of the Trust’s outstanding Common Shares resulting from the Offering may put downward pressure on the market price for the Common Shares of the Trust. Common Shares will not be issued pursuant to the Offering at any time when Common Shares are trading at a price lower than a price equal to the Trust’s NAV per Common Share plus the per Common Share amount of commissions.

The Trust also issues Common Shares of the Trust through its dividend reinvestment plan. See “Dividend Reinvestment Plan.” Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Trust.

When the Common Shares are trading at a premium, the Trust may also issue Common Shares of the Trust that are sold through transactions effected on the NYSE. The increase in the amount of the Trust’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the Common Shares of the Trust.

The voting power of current shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Adviser is unable to invest the proceeds of such offering as intended, the Trust’s per share distribution may decrease (or may consist of return of capital) and the Trust may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Investment and Market Risk. An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities owned by the Trust, which will generally trade in the over-the-counter (“OTC”) markets. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.

Interest Rate and Income Risk. When interest rates decline, the value of municipal obligations held by the Trust can be expected to rise. Conversely, when interest rates rise, the value of municipal obligations held by the Trust can be expected to decline. Interest rate risk is the risk that the municipal obligations in the Trust’s portfolio will decline in value because of increases in market interest rates. Generally, obligations with longer durations or maturities are more sensitive to changes in interest rates than obligations with shorter durations or maturities, causing them to be more volatile. Conversely, obligations with shorter durations or maturities will be less volatile but may provide lower returns than obligations with longer durations or maturities. A decline in the prices of the municipal obligations owned by the Trust would cause a decline in the NAV of the Trust, which could adversely affect the trading price of the Common Shares. The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps and forward rate contracts, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Trust’s exposure to interest rate risk, although there can be no assurance that it will do so or that such strategies will be successful.

Because the Trust is managed toward an income objective, it may hold more longer duration or maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return. Certain factors, such as the presence of call features, may cause a particular fixed-income security, or the Trust as a whole, to exhibit less sensitivity to changes in interest rates. Certain of the Trust’s investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested.

The income investors receive from the Trust is based primarily on the interest it earns from its investments, which can vary widely over the short- and long-term. If long-term interest rates drop, investors’ income from the Trust over time could drop as well if the Trust purchases securities with lower interest coupons.

The Trust invests in residual interest bonds. Compared to similar fixed-rate municipal bonds, the value of these bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal bonds will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such bonds are held by the Trust, an increase in short- or long-term market interest rates may adversely affect the income received from such bonds or the NAV of Trust shares.

Call and Reinvestment Risks. If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Trust would likely replace such called security with a lower yielding security. If that were to happen, it could decrease the Trust’s dividends and possibly could affect the market price of Common Shares. Similar risks exist when the Trust invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Trust’s current earnings rate.

Credit Risk. Credit risk is the risk that one or more municipal bonds in the Trust’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the bond experiences a decline in its financial status. Because the Trust may invest up to 35% of its total assets in below investment grade securities, it will be subject to a high level of credit risk. In general, lower rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Trust’s NAV or dividends. Securities rated in the fourth highest category (i.e., Baa by Moody’s or BBB by S&P or Fitch) are considered investment grade quality, but may have speculative characteristics.

Municipal obligations may be insured as to principal and interest payments. If the claims paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. The Trust is also exposed to credit risk when it engages in certain types of derivatives transactions and when it engages in transactions that expose the Trust to counterparty risk. See “Derivatives Risk.”

Changes in the credit quality of the issuers of municipal obligations held by the Trust will affect the principal value of (and possibly the income earned on) such obligations. The credit quality of an issuer of municipal obligations may be affected by a variety of factors, including the issuer’s tax base, the extent to which the issuer relies on federal or state aid, limitations on the taxing power of the issuer and changes in general economic conditions. Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Trust’s investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

In evaluating the quality of a particular instrument, Eaton Vance may take into consideration, among other things, a credit rating assigned by a credit rating agency, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Credit rating agencies are private services that provide ratings of the credit quality of certain investments. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating. As such, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.

For purposes of determining compliance with the Trust’s credit quality restrictions, Eaton Vance relies primarily on the ratings assigned by credit rating agencies but may, in the case of unrated instruments, perform its own credit and investment analysis to determine an instrument’s credit quality. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (for example, BBB- and Baa3 are within the investment grade rating) for purposes of the Trust’s investment limitations. If an instrument is rated differently by two or more rating agencies, the highest rating will be used for purposes of the Trust’s rating restrictions.

The Trust may invest in unrated obligations for which Eaton Vance will make a credit quality determination for purposes of the Trust’s credit quality policy. To the extent that the Trust invests in such unrated obligations, the Trust’s credit quality will be more dependent on Eaton Vance’s credit analysis than if the Trust invested in only rated obligations.

The Trust may invest in municipal lease obligations (“MLOs”) and certificates of participation. The obligation of the issuer to meet its obligations under such instruments is often subject to the ongoing appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Liquidity Risk. The secondary market for some municipal obligations is less liquid than that for widely traded taxable debt obligations or widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Trust may invest and residual interest bonds may have limited liquidity. The Trust has no limitation on the amount of its assets that may be invested in instruments that are not readily marketable or are subject to restrictions on resale. In certain situations, the Trust could find it more difficult to sell such instruments at desirable times and/or prices. The Trust may not be able to readily dispose of such instruments at prices that approximate those at which the Trust could sell such instruments if they were more widely traded or at which the Trust has valued such instruments and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the instruments, thereby adversely affecting the Trust’s NAV and ability to make distributions.

Market Risk. The value of investments held by the Trust may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Trust. The frequency and magnitude of resulting changes in the value of the Trust‘s investments cannot be predicted. Certain securities and other investments held by the Trust may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to higher market volatility. No active trading market may exist for certain investments held by the Trust, which may impair the ability of the Trust to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Municipal Bond Market Risk. Investing in the municipal bond market involves certain risks. Certain securities in which the Trust will invest will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the municipal obligations in the Trust’s portfolio is generally less than for corporate equities or bonds, and the investment performance of the Trust may, therefore, be more dependent on the analytical abilities of Eaton Vance than if the Trust were a stock fund or taxable bond fund.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal obligations might seek protection under the bankruptcy laws. In the event of bankruptcy of an issuer, the Trust could experience delays in collecting principal and interest to which it is entitled, and may obtain only a limited recovery or no recovery in such circumstances. To enforce its rights in the event of default in the payment of interest or repayment of principal, or both, the Trust may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Trust’s operating expenses. Any income derived from the Trust’s ownership or operation of such assets may not be tax-exempt.

The value of municipal securities generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation, including legislation or litigation that changes the taxation of municipal securities or the rights of municipal security holders in the event of a bankruptcy. Certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to municipal security issuers could produce varying results among the states or among municipal security issuers within a state. These uncertainties could have a significant impact on the prices of the municipal securities in which the Trust invests.

If the number of municipal borrowers and the amount of outstanding municipal securities contract, without corresponding reductions in investor demand for municipal securities, the Trust may have fewer investment alternatives, may invest in securities that it previously would have declined and may concentrate its investments in a smaller number of issuers.

Insurance Risk. Municipal obligations may be insured as to their scheduled payment of principal and interest. Although the insurance feature may reduce some financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the current yield on the insured obligation. Insured obligations also may be secured by bank credit agreements or escrow accounts. Changes in the ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Trust’s shares. The credit rating of an insured obligation reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured obligation. Although defaults on insured municipal obligations have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher than expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. Because a significant portion of insured municipal obligations that have been issued and are outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the municipal obligations insured by that insurance company and on the municipal bond markets as a whole.

Risks of MLOs and Certificates of Participation. The Trust may invest in MLOs and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. MLOs are bonds that are secured by lease payments made by the party, typically a state or municipality, leasing the facilities (e.g., schools or office buildings) that were financed by the bond. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, the leasing state or municipality may be obligated to appropriate funds from its general tax revenues to make lease payments as long as it utilizes the leased property. Other lease payments may be subject to annual appropriation or may be made only from revenues associated with the facility financed. For example, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis, which function to render constitutional and statutory requirements for the issuance of debt inapplicable to such obligations. In addition, such leases or contracts may be subject to temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover ownership of the assets.

A certificate of participation (also referred to as a “participation”) in a municipal lease is an instrument evidencing a pro rata share in a specific pledged revenue stream, usually lease payments by the issuer that are typically subject to annual appropriation. The certificate generally entitles the holder to receive a share, or participation, in the payments from a particular project. Certificates of participation involve the same risks as the underlying municipal leases. In addition, the Trust may be dependent upon the municipal authority issuing the certificate of participation to exercise remedies with respect to an underlying lease. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid, unless determined by the Adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The Adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the Adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Trust might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its right, which may increase the Trust’s operating expenses and adversely affect the net asset value of the Trust. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Trust would not have the right to take possession of the assets. Any income derived from the Trust’s ownership or operation of such assets may not be tax-exempt.

Current Regulatory Environment Risk. From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations. This could in turn affect the Trust’s net asset value and ability to acquire and dispose of municipal obligations at desirable yield and price levels.

At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the Trust. Legislation or regulation may change the way in which the Trust itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Trust’s ability to achieve its investment objective.

State Specific Risk. The Trust has no current intention to invest 25% or more of its gross assets in municipal obligations of issuers located in the same state (or U.S. territory), but reserves the flexibility to do so in the future. If the Trust focuses its investments in any one state (or U.S. territory), the Trust may be more susceptible to adverse economic, political or regulatory occurrences affecting a particular state (or territory). Certain municipal bond issuers in Puerto Rico have recently experienced financial difficulties and rating agency downgrades, and two such issuers have defaulted on their payment obligations.

Sector Concentration Risk. The Trust may invest 25% or more of its total assets in municipal obligations of issuers located in the same economic sector, such as revenue obligations of health care facilities or hospitals, airport revenue obligations or industrial development bonds. This may make the Trust more susceptible to adverse economic, political, or regulatory occurrences affecting a particular state or economic sector. For example, health care related issuers are susceptible to changes in Medicaid reimbursement policies, and national and state health care legislation. As concentration increases, so does the potential for fluctuation in the NAV of the Trust’s shares.

Below Investment Grade Securities Risk. As indicated above, the Trust may invest up to 35% of its total assets in municipal obligations rated below investment grade by each of Moody’s, S&P and Fitch (but not, with respect to more than 30% of its total assets, lower than B by each of Moody’s, S&P and Fitch) and unrated municipal obligations that the Adviser considers to be of comparable quality. Such obligations are commonly called “junk bonds” and will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions.

Below investment grade municipal obligations involve a greater degree of credit, interest rate and market risk than investment grade municipal obligations. Below investment grade municipal obligations are subject to a greater risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. Below investment grade municipal obligations are considered predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, below investment grade municipal obligations typically entail greater potential price volatility and may be less liquid than investment grade municipal obligations. Issuers of below investment grade municipal obligations are more likely to default on their payments of interest and principal owed to the Trust, and such defaults will reduce the Trust’s NAV and income distributions. The prices of these below investment grade obligations are more sensitive to negative developments than higher rated securities. Adverse economic conditions generally lead to a higher non-payment rate. In addition, below investment grade municipal obligations may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

Increases in interest rates and changes in the economy may adversely affect the ability of issuers of lower grade municipal obligations to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing. Issuers of below investment grade municipal obligations may be more adversely affected by a prolonged recession or continued deterioration of economic conditions. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s portfolio securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Trust may be unable to obtain full recovery thereof. When the Trust invests in lower rated or unrated municipal obligations, the achievement of the Trust’s investment objectives is more dependent on the Adviser’s credit analysis than would be the case if the Trust were investing in municipal obligations rated investment grade.

To the extent that there is no established market for some of the lower grade municipal obligations in which the Trust may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the NAV of the Trust, subject to the supervision of the Trust’s Board. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal obligations held in the Trust’s portfolio, the ability of the Adviser to value the Trust’s securities becomes more difficult and the Adviser’s use of judgment may play a greater role in the valuation of the Trust’s securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established market exists as compared with the effects on securities for which a regular market does exist. Further, the Trust may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established market does exist.

Municipal obligations held by the Trust that are initially rated below investment grade may subsequently be determined by the Adviser to be of investment grade quality for purposes of the Trust’s investment policies if the securities subsequently are backed by escrow accounts containing U.S. Government obligations. The Trust may retain in its portfolio an obligation that declines in quality, including defaulted obligations, if such retention is considered desirable by the Adviser. In the case of a defaulted obligation, the Trust may incur additional expense seeking recovery of its investment.

Unrated Securities Risk. The Trust may invest in unrated obligations for which Eaton Vance will make a credit quality determination for purposes of the Trust’s credit quality policy. To the extent that the Trust invests in such unrated obligations, the Trust’s credit quality will be more dependent on Eaton Vance’s credit analysis than if the Trust invested in only rated obligations. Some unrated securities may not have an active trading market or may be difficult to value.

Residual Interest Bond Risk. Residual interest bonds are residual interests of a SPV that holds municipal obligations. Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term interest rates or short-term tax-exempt interest rates, and provide the economic effect of leverage. Whether or not an interest payment on a residual interest bond is taxable or tax-exempt is dependent on the nature of the bond being levered. The interest rate payable on a residual interest bond (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index) also bears an inverse relationship to the interest rate on floating rate notes issued by the SPV (“Floating Rate Notes”). Because changes in the interest rate on the Floating Rate Notes inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Trust when short-term interest rates rise, and increase the interest paid to the Trust when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline.

Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Trust to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Trust’s restrictions on borrowings.

Any economic effect of leverage through the Trust’s purchase of residual interest bonds will create an opportunity for increased Common Share net income and returns, but will also create the possibility that the Trust’s long-term returns will be diminished if the cost of leverage exceeds the return on the bonds purchased with leverage by the Trust. The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Trust uses financial leverage because the fees are calculated based on the Trust’s gross assets, which may create a conflict of interest between Eaton Vance and the Common Shareholders. Gross assets include the principal amount of any indebtedness for money borrowed, the amount of any outstanding preferred shares issued by the Trust and, to a limited extent, the amount of floating-rate notes included as a liability in the Trust's Statement of Assets and Liabilities. See “Investment Objective, Policies and Risks – Additional Risk Considerations – Leverage Risk.”

A SPV typically can be collapsed or closed by the holder of the residual interest bonds (such as the Trust) or by the liquidity provider. In certain circumstances, the Trust may enter into shortfall and forbearance agreements with respect to a residual interest bond. The Trust generally may enter into such agreements (i) when the liquidity provider to the SPV requires such an agreement because the level of leverage in the SPV exceeds the level that the liquidity provider is willing support absent such an agreement; and/or (ii) to seek to prevent the liquidity provider from collapsing the SPV in the event that the municipal obligation held in the SPV has declined in value. Such agreements commit the Trust to reimburse, upon the termination of the SPV, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Such agreements may expose the Trust’s other assets to losses. Absent a shortfall and forbearance agreement, the Trust would not be required to make such a reimbursement. If the Trust chooses not to enter into such an agreement, the inverse floater could be terminated and the Trust could incur a loss. The Trust has elected to comply with the asset coverage requirements of Section 18 of the 1940 Act with respect to its investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Trust may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs as such programs were commonly structured prior to the effective date of the Volcker Rule and (ii) continuing relationships with or services for existing residual interest bond programs. In response to the Volcker Rule, industry participants developed alternative structures for residual interest bond programs in which service providers may be engaged to assist with establishing, structuring and sponsoring the programs. The service providers, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Trust holding the residual interests. In addition, the Trust, rather than a bank entity, may act as the sponsor of the TOB trust and undertake certain responsibilities that previously belonged to the sponsor bank. Although the Trust may use third-party service providers to complete some of these additional responsibilities, sponsoring a TOB trust may give rise to certain additional risks, including compliance, securities law and operational risks.

Leverage Risk. As discussed above, the Trust currently uses leverage created by investing in residual interest bonds. The Trust has elected to comply with the asset coverage requirements of Section 18 of the 1940 Act with respect to its investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Trust may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term interest rates or short-term tax-exempt interest rates, and provide the economic effect of leverage. Whether or not an interest payment on a residual interest bond is taxable or tax-exempt is dependent on the nature of the bond being levered. Although the Trust has no current intention to do so, the Trust is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. The Trust may borrow for temporary, emergency or other purposes as permitted by the 1940 Act. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

The Adviser anticipates that the use of leverage (from residual interest bonds and any borrowings) may result in higher income to Common Shareholders over time. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares and the risk that costs of leverage may affect the return to Common Shareholders. To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, the Trust’s distributions will be greater than if leverage had not been used. Conversely, if the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Trust’s leveraged position if it deems such action to be appropriate. There can be no assurance that a leveraging strategy will be successful.

As discussed under “Management of the Trust,” the investment advisory fee paid to Eaton Vance is calculated on the basis of the Trust's gross assets, including the principal amount of any indebtedness for money borrowed, the amount of any outstanding preferred shares issued by the Trust, and, to a limited extent, the amount of floating rate notes included as a liability in the Trust's Statement of Assets and Liabilities, so the fees will be higher when leverage is utilized which may create an incentive for the Adviser to employ leverage. In this regard, holders of any preferred shares do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the use of leverage, which means that Common Shareholders effectively bear the entire advisory fee.

The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies that may issue ratings for any preferred shares issued by the Trust. Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing. Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act. It is not anticipated that these covenants or guidelines will significantly impede Eaton Vance from managing the Trust's portfolio in accordance with its investment objective and policies. See “Description of Capital Structure - Preferred Shares.”

Financial leverage may also be achieved through the purchase of certain derivative instruments. The Trust’s use of derivative instruments exposes the Trust to special risks. See “Investment Objective, Policies and Risks - Additional Investment Practices” and “Investment Objective, Policies, and Risks - Additional Risk Considerations.”

Derivatives Risk. In addition to investing in residual interest bonds, the Trust may invest without limitation in other derivative instruments (which are instruments that derive their value from a reference instrument) acquired for hedging purposes or investment purposes, such as financial futures contracts and related options, interest rate swaps and forward rate contracts. Depending on the type of derivative instrument, a reference instrument could be a security, instrument, index, currency, commodity, economic indicator or event (“reference instruments”). The loss on derivative instruments (other than purchased options) may substantially exceed amounts invested in these instruments. Derivative transactions, including options on securities and securities indices and other transactions in which the Trust may invest may subject the Trust to increased risk of principal loss due to unexpected movements in securities prices and interest rates, and imperfect correlations between the Trust’s securities holdings and indices upon which derivative transactions are based. Derivatives can be illiquid, may disproportionately increase losses, and may have a potentially large impact on the Trust’s performance. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Trust obligations created pursuant to derivative instruments may give rise to leverage, which would subject the Trust to increased leverage risk. The Trust also will be subject to credit risk with respect to the counterparties to any OTC derivatives contracts entered into by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Trust may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or no recovery in such circumstances.

The use of derivatives to enhance income is considered to be speculative in nature. The use of derivatives may result in greater losses than if they had not been used, may require the Trust to sell or purchase portfolio investments at inopportune times or for prices other than current market value, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security it might otherwise sell. Segregated liquid assets, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to derivatives transactions are not otherwise available to the Trust for investment or operational purposes. Certain derivative transactions may have economic characteristics similar to leverage. See “Additional Risk Considerations - Leverage Risk.”

The SEC adopted Rule 18f-4 under the 1940 Act, which applies to the Trust’s use of derivative investments and certain financing transactions. Among other things, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a Trust's net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a Trust uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a Trust's net assets), it will not be subject to the full requirements of Rule 18f-4.

In addition, to the extent that the Trust enters into reverse repurchase agreements or similar financing transactions, the Trust may elect to either treat all of its reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f-4 or comply (with respect to reverse repurchase agreements or similar financing transactions) with the asset segregation requirements under Section 18 of the 1940 Act.

Additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Trust engages in derivative transactions. Trust management cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new government regulation will not adversely affect the Trust’s performance or ability to achieve its investment objectives.

Counterparty Risk. Changes in the credit quality of the companies that serve as the Trust’s counterparties with respect to its derivatives positions and liquidity providers for the Trust’s residual interest bonds or other investments supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the municipals markets have recently incurred significant financial hardships, including bankruptcy and material loss of credit standing as a result of exposure to investments that have experienced defaults or otherwise suffered extreme credit deterioration. As a result, such hardships have reduced these entities’ capital and called into question their continued ability to perform their obligations. By using derivatives or other instruments that expose the Trust to counterparties, the Trust assumes the risk that its counterparties could experience future financial hardship.

The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Trust.

Hedging Risk. The Trust’s use of derivatives or other transactions to reduce risks involves costs and will be subject to Eaton Vance’s ability to predict correctly changes in the relationships of such hedge instruments to the Trust’s portfolio holdings or other factors. No assurance can be given that Eaton Vance’s judgment in this respect will be correct. In addition, no assurance can be given that the Trust will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Trust, which creates the possibility that the loss on such instruments may be greater than the gain, if any, in the value of the underlying asset in the Trust’s portfolio; the limited availability of such instruments; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; and the imperfect correlation between the tax-exempt and taxable markets. Furthermore, the ability to successfully use hedging transactions depends on the Eaton Vance’s ability to predict pertinent market movements, which cannot be assured. Thus, the use of hedging transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio investments at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment, or may cause the Trust to hold a security that it might otherwise sell.

Swaps Risk. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Whether the use of swap agreements will be successful will depend on the Adviser’s ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Trust’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Trust under the swap). Developments in the swaps market, including potential government regulation, could adversely affect the Trust’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Trust will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default.

Private Activity Bonds. Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal obligations, although the current federal tax laws place substantial limitations on the size of such issues. Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Trust derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT.

Futures Risk. Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Trust realizes a capital gain, or if it is more, the Trust realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Trust realizes a capital gain, or if it is less, the Trust realizes a capital loss. The Adviser has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act with respect to the Trust and therefore, neither the Adviser nor the Trust are subject to registration or regulation thereunder.

Structured Notes Risk. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Inflation Risk/Deflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline. In addition, during periods of rising inflation, short-term interest rates and the Trust’s cost of leverage would likely increase, reducing returns to the Common Shareholders to the extent that such increased cost is not offset by commensurately higher income. Deflation risk is the risk that prices throughout the economy decline over time − the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Trust’s investments.

Duration and Maturity Risk. Holding long duration and long maturity investments will expose the Trust to certain magnified risks. These risks include interest rate risk, credit risk and liquidity risks as discussed above.

Tax Risk. The value of the Trust’s investments and its NAV may be adversely affected by changes in tax rates and policies. Because interest income from municipal obligations normally is not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal obligations. From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations. This could, in turn, affect the Trust’s NAV and ability to acquire and dispose of municipal obligations at desirable yield and price levels. The Trust is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are otherwise indifferent to the federal income tax consequences of their investments. See “Distributions” and “Federal income tax matters.”

The Trust will invest in municipal obligations in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income under the regular federal income tax, and the Adviser will typically not independently verify that opinion. Subsequent to the Trust’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Trust as “exempt-interest dividends” could be adversely affected, subjecting the Trust’s Common Shareholders to increased federal income tax liabilities.

Interest income from certain types of municipal obligations may be a tax preference item for purposes of the AMT for individual investors.

Management Risk. The Trust is subject to management risk because it is actively managed. Eaton Vance and the individual portfolio managers invest the assets of the Trust as they deem appropriate in implementing the Trust’s investment strategy. Accordingly, the success of the Trust depends upon the investment skills and analytical abilities of Eaton Vance and the individual portfolio managers to develop and effectively implement strategies that achieve the Trust’s investment objective. There is no assurance that Eaton Vance and the individual portfolio managers will be successful in developing and implementing the Trust’s investment strategy. Subjective decisions made by Eaton Vance and the individual portfolio managers may cause the Trust to incur losses or to miss profit opportunities.

Cybersecurity Risk. With the increased use of technologies by Trust service providers to conduct business, such as the Internet, the Trust is susceptible to operational, information security and related risks. The Trust relies on communications technology, systems, and networks to engage with clients, employees, accounts, shareholders, and service providers, and a cyber incident may inhibit the Trust’s ability to use these technologies. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites or via “ransomware” that renders the systems inoperable until appropriate actions are taken. A denial-of-service attack is an effort to make network services unavailable to intended users, which could cause shareholders to lose access to their electronic accounts, potentially indefinitely. Employees and service providers also may not be able to access electronic systems to perform critical duties for the Trust, such as trading NAV calculation, shareholder accounting or fulfillment of Trust share purchases and redemptions, during a denial-of-service attack. There is also the possibility for systems failures due to malfunctions, user error and misconduct by employees and agents, natural disasters, or other foreseeable and unforeseeable events.

Because technology is consistently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Trust's ability to plan for or respond to a cyber attack. Similar types of cybersecurity risks also are present for issuers of securities in which the Trust invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber attacks, technological disruptions, malfunctions or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Trust from, among other things, buying or selling the Trust or accurately pricing its securities. Like other Trusts and business enterprises, the Trust and its service providers have experienced, and will continue to experience, cyber incidents consistently. In addition to deliberate cyber attacks, unintentional cyber incidents can occur, such as the inadvertent release of confidential information by the Trust or its service providers.

The Trust uses third party service providers who are also heavily dependent on computers and technology for their operations. Cybersecurity failures or breaches by the Trust’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Trust invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Trust, impede Trust trading, interfere with the Trust’s ability to calculate its NAV, or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, litigation costs, or additional compliance costs. While many of the Trust service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Trust cannot control the cybersecurity plans and systems put in place by service providers to the Trust and issuers in which the Trust invests. The Trust and its shareholders could be negatively impacted as a result.

When-Issued and Delayed-Delivery Transactions Risk. Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Trust agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Trust does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Such transactions may be considered a form of leverage.

Other Investment Companies and ETF Risk

The Trust may, subject to the limitations of the 1940 Act, invest in the securities of other investment companies. Such securities may be leveraged. As a result, the Trust may be indirectly exposed to leverage through an investment in such securities. Utilization of leverage is a speculative investment technique and involves certain risks. The Trust, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the Trust’s own operations.

The Trust may invest in the securities of ETFs, to the extent permitted by law. ETFs are often designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Pooled investment vehicles, including ETFs, are subject to the risks of investing in the underlying securities or other instruments that they own. The market for common shares of ETFs, which are generally traded on an exchange and may be traded at a premium or discount to net asset value, is affected by the demand for those securities, regardless of the value of such ETF’s underlying securities. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to an ETF’s net asset value. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Trust invests in ETFs, the Trust must bear these expenses in addition to the expenses of its own operation.

Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Trust’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord, war or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Such global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Trust’s investments, adversely affect and increase the volatility of the Trust’s share price and/or exacerbate preexisting political, social and economic risks to the Trust. The Trust’s operations may be interrupted and any such event(s) could have a significant adverse impact on the value and risk profile of the Trust’s portfolio. There is a risk that you may lose money by investing in the Trust.

Recent Market Conditions.  The outbreak of COVID-19 and efforts to contain its spread have resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and the effects of other infectious illness outbreaks, epidemics or pandemics, may be short term or may continue for an extended period of time. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. For example, a global pandemic or other widespread health crisis could cause substantial market volatility and exchange trading suspensions and closures. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The coronavirus outbreak and public and private sector responses thereto have led to large portions of the populations of many countries working from home for indefinite periods of time, temporary or permanent layoffs, disruptions in supply chains, and lack of availability of certain goods. The impact of such responses could adversely affect the information technology and operational systems upon which the Trust and the Trust’s service providers rely, and could otherwise disrupt the ability of the employees of the Trust’s service providers to perform critical tasks relating to the Trust. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests and may lead to losses on your investment in the Trust.

Market Disruption. Global instability, war, geopolitical tensions and terrorist attacks in the United States and around the world have previously resulted, and may in the future result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Trust cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

Anti-takeover Provisions. The Trust's Organizational Documents include provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Trust or to change the composition of its Board. For example, pursuant to the Trust's Declaration of Trust, the Board is divided into three classes of Trustees with each class serving for a three-year term and certain types of transactions require the favorable vote of holders of at least 75% of the outstanding shares of the Trust. See “Description of Capital Structure - Certain Provisions of the Organizational Documents - Anti-Takeover Provisions in the Organizational Documents.”

Effects of Leverage [Text Block]

USE OF LEVERAGE

As described herein, the Trust may invest in residual interest bonds, which have the economic effect of leverage. The Trust currently has no preferred shares outstanding but previously had iMTP and APS outstanding. On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends. As of March 26, 2018, 2,620 Series A, 2,620 Series B and 806 Series C APS had been redeemed. On May 27, 2009, in connection with the merger of the Eaton Vance National Municipal Income Trust into the Trust, the Trust issued 5,027,606 Common Shares and 806 shares of Series C APS in exchange for the common shares and APS, respectively, to the Eaton Vance National Municipal Income Trust. On February 26, 2016, the Trust repurchased 1,651 shares of Series A, 1,815 shares of Series B and 749 shares of Series C APS at a price per share equal to 94.5% of the liquidation preference per share (or $23,625 per share) and issued 2,720 shares of iMTP with a liquidation preference of $25,000 plus the amount of any accumulated but unpaid dividends. The iMTP had seniority over the Common Shares. During the year ended November 30, 2018, the Trust redeemed all of its outstanding iMTP at a liquidation price of $25,000 per share plus any accrued but unpaid dividends and replaced the redeemed iMTP with residual interest bond financing. As of November 30, 2022, the Trust had no iMTP or APS outstanding and had no outstanding borrowings, but did have leverage in the form of residual interest bonds. The Adviser anticipates that the use of leverage (from investment in residual interest bonds and any borrowings) may result in higher income to Common Shareholders over time. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks. Such risks include risks for holders of the Common Shares, including the likelihood of greater volatility of NAV and market price of the Common Shares. There is a risk that the costs of leverage may adversely affect the return to the holders of the Common Shares. If the income from the investments purchased with the proceeds of leverage is not sufficient to cover the cost of leverage, the return on the Trust will be less than if leverage had not been used, and, therefore, the amount available for distribution to Common Shareholders will be reduced. There can be no assurance that a leveraging strategy will successful.

The costs of the financial leverage program (from any issuance of preferred shares, any borrowings and investment in residual interest bonds) are borne by Common Shareholders and consequently result in a reduction of the NAV of Common Shares. During periods in which the Trust is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust's gross assets, including the principal amount of any indebtedness for money borrowed, the amount of any outstanding preferred shares issued by the Trust, and, to a limited extent, the amount of floating rate notes included as a liability in the Trust's Statement of Assets and Liabilities. In this regard, holders of debt or preferred shares do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee.

Leverage creates risks for holders of the Common Shares, including the likelihood of greater volatility of NAV and market price of the Common Shares. There is a risk that the costs of leverage may adversely affect the return to the holders of the Common Shares. If the income from the investments purchased with the proceeds of leverage is not sufficient to cover the cost of leverage, the return on the Trust will be less than if leverage had not been used, and, therefore, the amount available for distribution to Common Shareholders will be reduced. The Adviser in its best judgment nevertheless may determine to maintain the Trust’s leveraged position if it deems such action to be appropriate in the circumstances.

Changes in the value of the Trust’s investment portfolio (including investments bought with the proceeds of leverage) will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Trust’s investment portfolio, the leverage will decrease (or increase) the NAV per Common Share to a greater extent than if the Trust were not leveraged. During periods in which the Trust is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust's gross assets, including the principal amount of any indebtedness for money borrowed, the amount of any outstanding preferred shares issued by the Trust and, to a limited extent, the amount of floating-rate notes included as a liability in the Trust's Statement of Assets and Liabilities. As discussed under “Description of Capital Structure,” the Trust’s issuance of any preferred shares may alter the voting power of Common Shareholders.

Capital raised through leverage will be subject to distribution and/or interest payments, which may exceed the income and appreciation on the assets purchased. The issuance of a class of preferred shares involves offering expenses and other costs and may limit the Trust’s freedom to pay distributions on Common Shares or to engage in other activities. The issuance of a class of preferred shares having priority over the Common Shares creates an opportunity for greater return per Common Share, but at the same time such leveraging is a speculative technique that will increase the Trust’s exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with offering proceeds exceed the cost of issuing additional classes of securities (and other Trust expenses), the use of leverage will diminish the investment performance of the Common Shares compared with what it would have been without leverage.

The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies that may issue ratings for any preferred shares issued by the Trust. Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing. Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act. It is not anticipated that these covenants or guidelines will significantly impede Eaton Vance from managing the Trust's portfolio in accordance with its investment objective and policies.

Under the 1940 Act, the Trust is not permitted to issue preferred shares unless immediately after such issuance the total asset value of the Trust’s portfolio is at least 200% of the liquidation value of the outstanding preferred shares plus the amount of any senior security representing indebtedness (i.e., such liquidation value and amount of indebtedness may not exceed 50% of the Trust’s total assets). In addition, the Trust is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the NAV of the Trust’s portfolio (determined after deducting the amount of such distribution) is at least 200% of such liquidation value plus amount of indebtedness. If preferred shares are issued, the Trust intends, to the extent possible, to purchase or redeem preferred shares, from time to time, to maintain coverage of any preferred shares of at least 200%. As of November 30, 2022, the leverage attributable to floating-rate notes represented 51.3% of the Trust’s gross assets. Holders of any preferred shares, voting as a class, would be entitled to elect two of the Trust’s Trustees. The holders of both the Common Shares and any preferred shares (voting together as a single class with each share entitling its holder to one vote) would be entitled to elect the remaining Trustees of the Trust. In the event the Trust fails to pay distributions on its preferred shares for two years, preferred shareholders would be entitled to elect a majority of the Trustees until the preferred distributions in arrears are paid.

Under the 1940 Act, the Trust is not permitted to incur indebtedness, including through the issuance of debt securities, unless immediately thereafter the total asset value of the Trust’s portfolio is at least 300% of the liquidation value of the outstanding indebtedness (i.e., such liquidation value may not exceed 33 1/3% of the Trust’s total assets). In addition, the Trust is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the NAV of the Trust’s portfolio (determined after deducting the amount of such distribution) is at least 300% of such liquidation value. If the Trust borrows money or enters into a commercial paper program, the Trust intends, to the extent possible, to retire outstanding debt, from time to time, to maintain coverage of any outstanding indebtedness of at least 300%. As of November 30, 2022, there were no outstanding borrowings.

To qualify for federal income taxation as a “regulated investment company,” the Trust must distribute in each taxable year at least 90% of its net investment income (including net interest income and net short-term gain). The Trust also will be required to distribute annually substantially all of its income and capital gain, if any, to avoid imposition of a nondeductible 4% federal excise tax. If the Trust is precluded from making distributions on the Common Shares because of any applicable asset coverage requirements, the terms of the preferred shares may provide that any amounts so precluded from being distributed, but required to be distributed for the Trust to meet the distribution requirements for qualification as a regulated investment company, will be paid to the holders of the preferred shares as a special distribution. This distribution can be expected to decrease the amount that holders of preferred shares would be entitled to receive upon redemption or liquidation of the shares.

Successful use of a leveraging strategy may depend on the Adviser’s ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

Residual Interest Bonds. Residual interest bonds create investment leverage in the Trust because they provide more than one dollar of exposure to municipal bonds for each dollar the Trust invests in them. Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term interest rates or short-term tax-exempt interest rates, and provide the economic effect of leverage. Whether or not an interest payment on a residual interest bond is taxable or tax-exempt is dependent on the nature of the bond being levered. To initiate a residual interest bond investment, the Trust may sell a bond it holds to a SPV for cash. The SPVs are generally privately offered under the 1933 Act and are not registered under the 1940 Act in reliance on the exclusion provided by Section 3(c)(7) thereof. At the same time, the Trust buys a residual interest in the assets and cash flows of the SPV, the assets of which is identical to that sold to the SPV by the Trust (the “SPV Bond”). The SPV also issues and sells Floating-Rate Notes to third parties. The Floating-Rate Notes have interest rates that generally reset weekly based on changes in a reference interest rate (such as the SIFMA Municipal Bond Swap Index) and their holders have the option to tender to the SPV for redemption at par value at each reset date. The income earned on the SPV Bond is, in effect, first used to pay the interest payable on the Floating-Rate Note, with any remaining income then going to the residual interest bond. The holder of the Floating-Rate Note effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. As the holder of the residual interest bond, the Trust receives the residual cash flow from the SPV.

The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a SPV, (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the “Bond”). The SPV also issues Floating Rate Notes which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its portfolio of investments and the Floating Rate Notes as a liability. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year.

In certain circumstances, the Trust may enter into shortfall and forbearance agreements relating to a residual interest bond held by the Trust. Such agreements commit the Trust to reimburse the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond upon the termination of the trust issuing the residual interest bond. Absent a shortfall and forbearance agreement, the Trust would not be required to make such a reimbursement. If the Trust chooses not to enter into such an agreement, the residual interest bond could be terminated and the Trust could incur a loss. The Trust had no shortfalls as of November 30, 2022.

The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. The Adviser believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s statement of assets and liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”).

The following table is designed to illustrate the effect on the return to a holder of the Common Shares of leverage in the amount of approximately 33.91% of the Trust’s gross assets, assuming hypothetical annual returns of the Trust’s portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Common Share Total Return	(15.86)%	(8.29)%	(0.73)%	6.84%	14.40%

Assuming the utilization of leverage in the amount of 33.91% of the Trust’s gross assets, the cost of leverage is 1.42%. The additional income that the Trust must earn (net of expenses) in order to cover such costs is approximately 0.48% of gross assets. The Trust’s actual costs of leverage will be based on market rates at the time the Trust undertakes a leveraging strategy, and such actual costs of leverage may be higher or lower than that assumed in the previous example.

Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Common Share Total Return	(15.86)%	(8.29)%	(0.73)%	6.84%	14.40%

Return at Minus Ten [Percent]		(15.86%)
Return at Minus Five [Percent]		(8.29%)
Return at Zero [Percent]		(0.73%)
Return at Plus Five [Percent]		6.84%
Return at Plus Ten [Percent]		14.40%
Share Price [Table Text Block]

TRADING AND NAV INFORMATION

The Trust’s Common Shares have traded both at a premium and a discount to NAV. The Trust cannot predict whether its shares will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of Common Shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock. The issuance of Common Shares may have an adverse effect on prices in the secondary market for the Trust’s Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for the Trust’s Common Shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV. See “Additional Risk Considerations - Discount from or Premium to NAV”.

In addition, the Trust’s Board of Trustees has authorized the Trust to repurchase up to 10% of its outstanding Common Shares as of the last day of the prior calendar year-end at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. The results of the share repurchase program are disclosed in the Trust’s annual and semi-annual reports to shareholders.  See “Description of Capital Structure - Repurchase of Common Shares and Other Discount Measures.”

The following table sets forth for each of the periods indicated the high and low closing market prices for Common Shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the Trust’s Common Shares were trading as of such date.

	Market Price		NAV per Share on Date of Market Price		NAV Premium/(Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
02/28/2023	$10.82	$9.78	$11.58	$11.18	(6.56)%	(12.52)%
11/30/2022	$10.86	$9.37	$11.56	$10.60	(6.06)%	(11.60)%
8/31/2022	$12.00	$10.43	$12.14	$11.46	(1.15)%	(8.99)%
5/31/2022	$12.79	$10.95	$13.44	$11.56	(4.84)%	(5.28)%
02/28/2022	$13.99	$12.05	$14.18	$13.33	(1.34)%	(9.60)%
11/30/2021	$14.32	$13.47	$14.39	$14.08	(0.49)%	(4.33)%
8/31/2021	$14.38	$13.95	$14.55	$14.39	(1.17)%	(3.06)%
5/31/2021	$14.10	$13.23	$14.34	$14.06	(1.67)%	(5.90)%
02/28/2021	$13.86	$13.02	$14.52	$ 14.04	(4.55)%	(7.26)%

On March 20, 2023, the last reported sale price, NAV per Common Share and percentage premium/(discount) to NAV per Common Share, were $9.97, $11.29 and (11.69)%, respectively. As of March 20, 2023, the Trust had 39,667,163 Common Shares outstanding and net assets of $447,949,781.

Latest Share Price			$ 9.97
Latest Premium (Discount) to NAV [Percent]			(11.69%)
Latest NAV			$ 11.29
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Capital Structure

The Trust is an unincorporated business trust established under the laws of the Commonwealth of Massachusetts by the Declaration of Trust. The Declaration of Trust provides that the Board may authorize separate classes of shares of beneficial interest. The Board has authorized an unlimited number of Common Shares. The Trust will hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and annual meetings are required as a condition of such listing.

COMMON SHARES

The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional Common Shares. Each Common Share represents an equal proportionate interest in the assets of the Trust with each other Common Share in the Trust. Common Shareholders are entitled to the payment of distributions when, as, and if declared by the Board. The 1940 Act or the terms of any future borrowings or issuance of preferred shares may limit the payment of distributions to the Common Shareholder. Each whole Common Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.

The Trust’s By-Laws include provisions (the “Control Share Provisions”), pursuant to which a shareholder who obtains beneficial ownership of Trust shares in a “Control Share Acquisition” may exercise voting rights with respect to such shares only to the extent the authorization of such voting rights is approved by other shareholders of the Trust. The By-Laws define a “Control Share Acquisition,” pursuant to various conditions and exceptions, to include an acquisition of Trust shares that would give the beneficial owner, upon the acquisition of such shares, the ability to exercise voting power, but for the Control Share Provisions, in the election of Trust Trustees in any of the following ranges: (i) one-tenth or more, but less than one-fifth of all voting power; (ii) one-fifth or more, but less than one-third of all voting power; (iii) one-third or more, but less than a majority of all voting power; or (iv) a majority or more of all voting power. Subject to various conditions and procedural requirements, including the delivery of a “Control Share Acquisition Statement” to the Trust’s secretary setting forth certain required information, a shareholder who obtains beneficial ownership of shares in a Control Share Acquisition generally may request a vote of Trust shareholders (excluding such acquiring shareholder and certain other interested shareholders) to approve the authorization of voting rights for such shares at the next annual meeting of Trust shareholders following the Control Share Acquisition. On January 26, 2023, the Trust’s Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Trust shares that otherwise might be deemed “Control Share Acquisitions” under the Trust’s By-Laws from the Control Share Provisions of the Trust’s By-Laws.

The By-Laws establish qualification criteria applicable to prospective Trustees and generally require that advance notice be given to the Trust in the event a shareholder desires to nominate a person for election to the Board or to transact any other business at a meeting of shareholders. Any notice by a shareholder must be accompanied by certain information as required by the By-Laws. No shareholder proposal will be considered at any meeting of shareholders of the Trust if such proposal is submitted by a shareholder who does not satisfy all applicable requirements set forth in the By-Laws.

In the event of the liquidation of the Trust, after paying or adequately providing for the payment of all liabilities of the Trust and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Trust among the Common Shareholders. The Declaration of Trust provides that Common Shareholders are not liable for any liabilities of the Trust and permits inclusion of a clause to that effect in every agreement entered into by the Trust and, in coordination with the Trust's By-Laws, indemnifies shareholders against any such liability. Although shareholders of an unincorporated business trust established under Massachusetts law may, in certain limited circumstances, be held personally liable for the obligations of the business trust as though they were general partners, the provisions of the Trust’s Organizational Documents described in the foregoing sentence make the likelihood of such personal liability remote.

While there are any borrowings or preferred shares outstanding, the Trust may not be permitted to declare any cash dividend or other distribution on its Common Shares, unless at the time of such declaration, (i) all accrued dividends on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Trust's total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Trust not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus redemption premium, if any, together with any accrued and unpaid dividends thereon, whether or not earned or declared and on a cumulative basis). In addition to the requirements of the 1940 Act, the Trust may be required to comply with other asset coverage requirements as a condition of the Trust obtaining a rating of the preferred shares from a Rating Agency. These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the Trust's ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Trust to maintain its qualification for taxation as a regulated investment company for federal income tax purposes. The Trust intends, however, to the extent possible to purchase or redeem preferred shares or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special dividends to the holders of the preferred shares in certain circumstances in connection with any such impairment of the Trust's status as a regulated investment company. See “Investment Objective, Policies and Risks,” “Distributions” and “Federal Income Tax Matters.” Depending on the timing of any such redemption or repayment, the Trust may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.

The Trust has no present intention of offering additional Common Shares, except as described herein. Other offerings of its Common Shares, if made, will require approval of the Board. Any additional offering will not be sold at a price per Common Share below the then current NAV (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common Shareholders or with the consent of a majority of the outstanding Common Shares. The Common Shares have no preemptive rights.

The Trust generally will not issue Common Share certificates. However, upon written request to the Trust’s transfer agent, a share certificate will be issued for any or all of the full Common Shares credited to an investor’s account. Common Share certificates that have been issued to an investor may be returned at any time.

REPURCHASE OF COMMON SHARES AND OTHER DISCOUNT MEASURES

Because shares of closed-end management investment companies frequently trade at a discount to their NAVs, the Board has determined that from time to time it may be in the interest of shareholders for the Trust to take corrective actions. The Board, in consultation with Eaton Vance, will review at least annually the possibility of open market repurchases and/or tender offers for the Common Shares and will consider such factors as the market price of the Common Shares, the NAV of the Common Shares, the liquidity of the assets of the Trust, effect on the Trust's expenses, whether such transactions would impair the Trust's status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions which may have a material effect on the Trust's ability to consummate such transactions. There are no assurances that the Board will, in fact, decide to undertake either of these actions or if undertaken, that such actions will result in the Trust's Common Shares trading at a price which is equal to or approximates their NAV. In recognition of the possibility that the Common Shares might trade at a discount to NAV and that any such discount may not be in the interest of shareholders, the Board, in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount.

On November 11, 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its Common Shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. Results of the share repurchase program will be disclosed in the Trust’s annual and semiannual reports to shareholders.

PREFERRED SHARES

The Trust does not currently have any preferred shares outstanding, but previously had APS and iMTP outstanding. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares, having a par value of $0.01 per share, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends. On February 26, 2016, the Trust repurchased 1,651 shares of Series A, 1,815 shares of Series B and 749 shares of Series C APS at a price per share equal to 94.5% of the liquidation preference per share (or $23,625 per share) and issued 2,720 shares of iMTP with a liquidation preference of $25,000 plus the amount of any accumulated but unpaid dividends. The iMTP had seniority over the Common Shares. As of March 26, 2018, 2,620 Series A, 2,620 Series B and 806 Series C APS had been redeemed. During the year ended November 30, 2018, the Trust redeemed all of its iMTP and replaced the redeemed iMTP with residual interest bond financing. At November 30, 2022, the Trust had no iMTP or APS outstanding.

Under the requirements of the 1940 Act, the Trust must, immediately after the issuance of any preferred shares, have an “asset coverage” of at least 200%. Asset coverage means the ratio which the value of the total assets of the Trust, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Trust, if any, plus the aggregate liquidation preference of the preferred shares. The liquidation value of the preferred shares is expected to equal to their aggregate original purchase price plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon (on a cumulative basis), whether or not earned or declared. The terms of the preferred shares, including their distribution rate, voting rights, liquidation preference and redemption provisions, are determined by the Board (subject to applicable law and the Trust’s Declaration of Trust). The Trust may issue preferred shares that provide for the periodic redetermination of the distribution rate at relatively short intervals through an auction or remarketing procedure, although the terms of such preferred shares may also enable the Trust to lengthen such intervals. At times, the distribution rate on any preferred shares may exceed the Trust’s return after expenses on the investment of proceeds from the preferred shares and the Trust’s leverage structure, resulting in a lower rate of return to Common Shareholders than if the preferred shares were not outstanding.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Trust, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal to the original purchase price per share plus the applicable redemption premium, if any, together with accrued and unpaid distributions, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Trust.

Holders of preferred shares, voting as a class, would be entitled to elect two of the Trust’s Trustees. The holders of both the Common Shares and the preferred shares (voting together as a single class with each share entitling its holder to one vote) would be entitled to elect the remaining Trustees of the Trust. Under the 1940 Act, if at any time distributions on any preferred shares are unpaid in an amount equal to two full years’ distributions thereon, the holders of all outstanding preferred shares, voting as a class, will be allowed to elect a majority of the Trust’s Trustees until all distributions in arrears have been paid or declared and set apart for payment. In addition, if required by a Rating Agency rating any preferred shares or if the Board determines it to be in the best interests of the Common Shareholders, issuance of such preferred shares may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of any preferred shares may be entitled to elect a majority of the Trust’s Board in other circumstances, for example, if one payment on the preferred shares is in arrears. The differing rights of the holders of preferred and Common Shares with respect to the election of Trustees do not affect the obligation of all Trustees to take actions they believe to be consistent with the best interests of the Trust. All such actions must be consistent with (i) the obligations of the Trust with respect to the holders of preferred shares (which obligations arise primarily from the contractual terms of the preferred shares, as specified in the Declaration of Trust and By-laws of the Trust) and (ii) the fiduciary duties owed to the Trust, which include the duties of loyalty and care.

In the event of any future issuance of preferred shares, the Trust likely would seek a credit rating for such preferred shares from a Rating Agency. In such event, as long as preferred shares are outstanding, the composition of its portfolio will reflect guidelines established by such Rating Agency. Based on previous guidelines established by Rating Agencies for the securities of the Trust, as well as other issuers, the Trust anticipates that the guidelines with respect to any preferred shares would establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although no assurance can be given as to the nature or extent of the guidelines that may be imposed in connection with obtaining a rating of any preferred shares, the Trust anticipates that such guidelines would include asset coverage requirements that are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices and certain mandatory redemption requirements relating to any preferred shares. No assurance can be given that the guidelines actually imposed with respect to any preferred shares by a Rating Agency would be more or less restrictive than those described in this Prospectus.

Outstanding Securities [Table Text Block]

The following table provides information about our outstanding Common Shares as of March 20, 2023:

Title of Class	Amount Authorized	Amount Held by the Trust for its Account	Amount Outstanding
Common Shares	Unlimited	0	39,667,163

Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			39,667,163
Discount From or Premium to NAV [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Discount From or Premium to NAV. The Offering will be conducted only when Common Shares of the Trust are trading at a price equal to or above the Trust’s NAV per Common Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The Trust’s Common Shares have traded both at a premium and at a discount relative to net asset value. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Trust’s NAV may decrease.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount Risk. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The Trust’s Common Shares have traded both at a premium and at a discount relative to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Trust’s NAV may decrease.

Secondary Market For The Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Market for the Common Shares. The issuance of Common Shares through the Offering may have an adverse effect on the secondary market for the Common Shares. The increase in the amount of the Trust’s outstanding Common Shares resulting from the Offering may put downward pressure on the market price for the Common Shares of the Trust. Common Shares will not be issued pursuant to the Offering at any time when Common Shares are trading at a price lower than a price equal to the Trust’s NAV per Common Share plus the per Common Share amount of commissions.

The Trust also issues Common Shares of the Trust through its dividend reinvestment plan. See “Dividend Reinvestment Plan.” Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Trust.

When the Common Shares are trading at a premium, the Trust may also issue Common Shares of the Trust that are sold through transactions effected on the NYSE. The increase in the amount of the Trust’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the Common Shares of the Trust.

The voting power of current shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Adviser is unable to invest the proceeds of such offering as intended, the Trust’s per share distribution may decrease (or may consist of return of capital) and the Trust may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk. An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities owned by the Trust, which will generally trade in the over-the-counter (“OTC”) markets. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.

Interest Rate and Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate and Income Risk. When interest rates decline, the value of municipal obligations held by the Trust can be expected to rise. Conversely, when interest rates rise, the value of municipal obligations held by the Trust can be expected to decline. Interest rate risk is the risk that the municipal obligations in the Trust’s portfolio will decline in value because of increases in market interest rates. Generally, obligations with longer durations or maturities are more sensitive to changes in interest rates than obligations with shorter durations or maturities, causing them to be more volatile. Conversely, obligations with shorter durations or maturities will be less volatile but may provide lower returns than obligations with longer durations or maturities. A decline in the prices of the municipal obligations owned by the Trust would cause a decline in the NAV of the Trust, which could adversely affect the trading price of the Common Shares. The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps and forward rate contracts, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Trust’s exposure to interest rate risk, although there can be no assurance that it will do so or that such strategies will be successful.

Because the Trust is managed toward an income objective, it may hold more longer duration or maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return. Certain factors, such as the presence of call features, may cause a particular fixed-income security, or the Trust as a whole, to exhibit less sensitivity to changes in interest rates. Certain of the Trust’s investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested.

The income investors receive from the Trust is based primarily on the interest it earns from its investments, which can vary widely over the short- and long-term. If long-term interest rates drop, investors’ income from the Trust over time could drop as well if the Trust purchases securities with lower interest coupons.

The Trust Invests in Residual Interest Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Trust invests in residual interest bonds. Compared to similar fixed-rate municipal bonds, the value of these bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal bonds will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such bonds are held by the Trust, an increase in short- or long-term market interest rates may adversely affect the income received from such bonds or the NAV of Trust shares.

Call And Reinvestment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Call and Reinvestment Risks. If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Trust would likely replace such called security with a lower yielding security. If that were to happen, it could decrease the Trust’s dividends and possibly could affect the market price of Common Shares. Similar risks exist when the Trust invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Trust’s current earnings rate.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. Credit risk is the risk that one or more municipal bonds in the Trust’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the bond experiences a decline in its financial status. Because the Trust may invest up to 35% of its total assets in below investment grade securities, it will be subject to a high level of credit risk. In general, lower rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Trust’s NAV or dividends. Securities rated in the fourth highest category (i.e., Baa by Moody’s or BBB by S&P or Fitch) are considered investment grade quality, but may have speculative characteristics.

Municipal obligations may be insured as to principal and interest payments. If the claims paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. The Trust is also exposed to credit risk when it engages in certain types of derivatives transactions and when it engages in transactions that expose the Trust to counterparty risk. See “Derivatives Risk.”

Changes in the credit quality of the issuers of municipal obligations held by the Trust will affect the principal value of (and possibly the income earned on) such obligations. The credit quality of an issuer of municipal obligations may be affected by a variety of factors, including the issuer’s tax base, the extent to which the issuer relies on federal or state aid, limitations on the taxing power of the issuer and changes in general economic conditions. Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Trust’s investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

In evaluating the quality of a particular instrument, Eaton Vance may take into consideration, among other things, a credit rating assigned by a credit rating agency, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Credit rating agencies are private services that provide ratings of the credit quality of certain investments. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating. As such, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.

For purposes of determining compliance with the Trust’s credit quality restrictions, Eaton Vance relies primarily on the ratings assigned by credit rating agencies but may, in the case of unrated instruments, perform its own credit and investment analysis to determine an instrument’s credit quality. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (for example, BBB- and Baa3 are within the investment grade rating) for purposes of the Trust’s investment limitations. If an instrument is rated differently by two or more rating agencies, the highest rating will be used for purposes of the Trust’s rating restrictions.

The Trust may invest in unrated obligations for which Eaton Vance will make a credit quality determination for purposes of the Trust’s credit quality policy. To the extent that the Trust invests in such unrated obligations, the Trust’s credit quality will be more dependent on Eaton Vance’s credit analysis than if the Trust invested in only rated obligations.

The Trust may invest in municipal lease obligations (“MLOs”) and certificates of participation. The obligation of the issuer to meet its obligations under such instruments is often subject to the ongoing appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The secondary market for some municipal obligations is less liquid than that for widely traded taxable debt obligations or widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Trust may invest and residual interest bonds may have limited liquidity. The Trust has no limitation on the amount of its assets that may be invested in instruments that are not readily marketable or are subject to restrictions on resale. In certain situations, the Trust could find it more difficult to sell such instruments at desirable times and/or prices. The Trust may not be able to readily dispose of such instruments at prices that approximate those at which the Trust could sell such instruments if they were more widely traded or at which the Trust has valued such instruments and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the instruments, thereby adversely affecting the Trust’s NAV and ability to make distributions.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. The value of investments held by the Trust may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Trust. The frequency and magnitude of resulting changes in the value of the Trust‘s investments cannot be predicted. Certain securities and other investments held by the Trust may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to higher market volatility. No active trading market may exist for certain investments held by the Trust, which may impair the ability of the Trust to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Municipal Bond Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Municipal Bond Market Risk. Investing in the municipal bond market involves certain risks. Certain securities in which the Trust will invest will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the municipal obligations in the Trust’s portfolio is generally less than for corporate equities or bonds, and the investment performance of the Trust may, therefore, be more dependent on the analytical abilities of Eaton Vance than if the Trust were a stock fund or taxable bond fund.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal obligations might seek protection under the bankruptcy laws. In the event of bankruptcy of an issuer, the Trust could experience delays in collecting principal and interest to which it is entitled, and may obtain only a limited recovery or no recovery in such circumstances. To enforce its rights in the event of default in the payment of interest or repayment of principal, or both, the Trust may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Trust’s operating expenses. Any income derived from the Trust’s ownership or operation of such assets may not be tax-exempt.

The value of municipal securities generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation, including legislation or litigation that changes the taxation of municipal securities or the rights of municipal security holders in the event of a bankruptcy. Certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to municipal security issuers could produce varying results among the states or among municipal security issuers within a state. These uncertainties could have a significant impact on the prices of the municipal securities in which the Trust invests.

If the number of municipal borrowers and the amount of outstanding municipal securities contract, without corresponding reductions in investor demand for municipal securities, the Trust may have fewer investment alternatives, may invest in securities that it previously would have declined and may concentrate its investments in a smaller number of issuers.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insurance Risk. Municipal obligations may be insured as to their scheduled payment of principal and interest. Although the insurance feature may reduce some financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the current yield on the insured obligation. Insured obligations also may be secured by bank credit agreements or escrow accounts. Changes in the ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Trust’s shares. The credit rating of an insured obligation reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured obligation. Although defaults on insured municipal obligations have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher than expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. Because a significant portion of insured municipal obligations that have been issued and are outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the municipal obligations insured by that insurance company and on the municipal bond markets as a whole.

Risks of MLOs and Certificates of Participation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of MLOs and Certificates of Participation. The Trust may invest in MLOs and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. MLOs are bonds that are secured by lease payments made by the party, typically a state or municipality, leasing the facilities (e.g., schools or office buildings) that were financed by the bond. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, the leasing state or municipality may be obligated to appropriate funds from its general tax revenues to make lease payments as long as it utilizes the leased property. Other lease payments may be subject to annual appropriation or may be made only from revenues associated with the facility financed. For example, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis, which function to render constitutional and statutory requirements for the issuance of debt inapplicable to such obligations. In addition, such leases or contracts may be subject to temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover ownership of the assets.

A certificate of participation (also referred to as a “participation”) in a municipal lease is an instrument evidencing a pro rata share in a specific pledged revenue stream, usually lease payments by the issuer that are typically subject to annual appropriation. The certificate generally entitles the holder to receive a share, or participation, in the payments from a particular project. Certificates of participation involve the same risks as the underlying municipal leases. In addition, the Trust may be dependent upon the municipal authority issuing the certificate of participation to exercise remedies with respect to an underlying lease. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid, unless determined by the Adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The Adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the Adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Trust might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its right, which may increase the Trust’s operating expenses and adversely affect the net asset value of the Trust. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Trust would not have the right to take possession of the assets. Any income derived from the Trust’s ownership or operation of such assets may not be tax-exempt.

Current Regulatory Environment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Current Regulatory Environment Risk. From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations. This could in turn affect the Trust’s net asset value and ability to acquire and dispose of municipal obligations at desirable yield and price levels.

At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the Trust. Legislation or regulation may change the way in which the Trust itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Trust’s ability to achieve its investment objective.

State Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

State Specific Risk. The Trust has no current intention to invest 25% or more of its gross assets in municipal obligations of issuers located in the same state (or U.S. territory), but reserves the flexibility to do so in the future. If the Trust focuses its investments in any one state (or U.S. territory), the Trust may be more susceptible to adverse economic, political or regulatory occurrences affecting a particular state (or territory). Certain municipal bond issuers in Puerto Rico have recently experienced financial difficulties and rating agency downgrades, and two such issuers have defaulted on their payment obligations.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration Risk. The Trust may invest 25% or more of its total assets in municipal obligations of issuers located in the same economic sector, such as revenue obligations of health care facilities or hospitals, airport revenue obligations or industrial development bonds. This may make the Trust more susceptible to adverse economic, political, or regulatory occurrences affecting a particular state or economic sector. For example, health care related issuers are susceptible to changes in Medicaid reimbursement policies, and national and state health care legislation. As concentration increases, so does the potential for fluctuation in the NAV of the Trust’s shares.

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Securities Risk. As indicated above, the Trust may invest up to 35% of its total assets in municipal obligations rated below investment grade by each of Moody’s, S&P and Fitch (but not, with respect to more than 30% of its total assets, lower than B by each of Moody’s, S&P and Fitch) and unrated municipal obligations that the Adviser considers to be of comparable quality. Such obligations are commonly called “junk bonds” and will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions.

Below investment grade municipal obligations involve a greater degree of credit, interest rate and market risk than investment grade municipal obligations. Below investment grade municipal obligations are subject to a greater risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. Below investment grade municipal obligations are considered predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, below investment grade municipal obligations typically entail greater potential price volatility and may be less liquid than investment grade municipal obligations. Issuers of below investment grade municipal obligations are more likely to default on their payments of interest and principal owed to the Trust, and such defaults will reduce the Trust’s NAV and income distributions. The prices of these below investment grade obligations are more sensitive to negative developments than higher rated securities. Adverse economic conditions generally lead to a higher non-payment rate. In addition, below investment grade municipal obligations may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

Increases in interest rates and changes in the economy may adversely affect the ability of issuers of lower grade municipal obligations to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing. Issuers of below investment grade municipal obligations may be more adversely affected by a prolonged recession or continued deterioration of economic conditions. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s portfolio securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Trust may be unable to obtain full recovery thereof. When the Trust invests in lower rated or unrated municipal obligations, the achievement of the Trust’s investment objectives is more dependent on the Adviser’s credit analysis than would be the case if the Trust were investing in municipal obligations rated investment grade.

To the extent that there is no established market for some of the lower grade municipal obligations in which the Trust may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the NAV of the Trust, subject to the supervision of the Trust’s Board. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal obligations held in the Trust’s portfolio, the ability of the Adviser to value the Trust’s securities becomes more difficult and the Adviser’s use of judgment may play a greater role in the valuation of the Trust’s securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established market exists as compared with the effects on securities for which a regular market does exist. Further, the Trust may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established market does exist.

Municipal obligations held by the Trust that are initially rated below investment grade may subsequently be determined by the Adviser to be of investment grade quality for purposes of the Trust’s investment policies if the securities subsequently are backed by escrow accounts containing U.S. Government obligations. The Trust may retain in its portfolio an obligation that declines in quality, including defaulted obligations, if such retention is considered desirable by the Adviser. In the case of a defaulted obligation, the Trust may incur additional expense seeking recovery of its investment.

Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unrated Securities Risk. The Trust may invest in unrated obligations for which Eaton Vance will make a credit quality determination for purposes of the Trust’s credit quality policy. To the extent that the Trust invests in such unrated obligations, the Trust’s credit quality will be more dependent on Eaton Vance’s credit analysis than if the Trust invested in only rated obligations. Some unrated securities may not have an active trading market or may be difficult to value.

Residual Interest Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Residual Interest Bond Risk. Residual interest bonds are residual interests of a SPV that holds municipal obligations. Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term interest rates or short-term tax-exempt interest rates, and provide the economic effect of leverage. Whether or not an interest payment on a residual interest bond is taxable or tax-exempt is dependent on the nature of the bond being levered. The interest rate payable on a residual interest bond (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index) also bears an inverse relationship to the interest rate on floating rate notes issued by the SPV (“Floating Rate Notes”). Because changes in the interest rate on the Floating Rate Notes inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Trust when short-term interest rates rise, and increase the interest paid to the Trust when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline.

Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Trust to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Trust’s restrictions on borrowings.

Any economic effect of leverage through the Trust’s purchase of residual interest bonds will create an opportunity for increased Common Share net income and returns, but will also create the possibility that the Trust’s long-term returns will be diminished if the cost of leverage exceeds the return on the bonds purchased with leverage by the Trust. The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Trust uses financial leverage because the fees are calculated based on the Trust’s gross assets, which may create a conflict of interest between Eaton Vance and the Common Shareholders. Gross assets include the principal amount of any indebtedness for money borrowed, the amount of any outstanding preferred shares issued by the Trust and, to a limited extent, the amount of floating-rate notes included as a liability in the Trust's Statement of Assets and Liabilities. See “Investment Objective, Policies and Risks – Additional Risk Considerations – Leverage Risk.”

A SPV typically can be collapsed or closed by the holder of the residual interest bonds (such as the Trust) or by the liquidity provider. In certain circumstances, the Trust may enter into shortfall and forbearance agreements with respect to a residual interest bond. The Trust generally may enter into such agreements (i) when the liquidity provider to the SPV requires such an agreement because the level of leverage in the SPV exceeds the level that the liquidity provider is willing support absent such an agreement; and/or (ii) to seek to prevent the liquidity provider from collapsing the SPV in the event that the municipal obligation held in the SPV has declined in value. Such agreements commit the Trust to reimburse, upon the termination of the SPV, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Such agreements may expose the Trust’s other assets to losses. Absent a shortfall and forbearance agreement, the Trust would not be required to make such a reimbursement. If the Trust chooses not to enter into such an agreement, the inverse floater could be terminated and the Trust could incur a loss. The Trust has elected to comply with the asset coverage requirements of Section 18 of the 1940 Act with respect to its investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Trust may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs as such programs were commonly structured prior to the effective date of the Volcker Rule and (ii) continuing relationships with or services for existing residual interest bond programs. In response to the Volcker Rule, industry participants developed alternative structures for residual interest bond programs in which service providers may be engaged to assist with establishing, structuring and sponsoring the programs. The service providers, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Trust holding the residual interests. In addition, the Trust, rather than a bank entity, may act as the sponsor of the TOB trust and undertake certain responsibilities that previously belonged to the sponsor bank. Although the Trust may use third-party service providers to complete some of these additional responsibilities, sponsoring a TOB trust may give rise to certain additional risks, including compliance, securities law and operational risks.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. As discussed above, the Trust currently uses leverage created by investing in residual interest bonds. The Trust has elected to comply with the asset coverage requirements of Section 18 of the 1940 Act with respect to its investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Trust may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term interest rates or short-term tax-exempt interest rates, and provide the economic effect of leverage. Whether or not an interest payment on a residual interest bond is taxable or tax-exempt is dependent on the nature of the bond being levered. Although the Trust has no current intention to do so, the Trust is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. The Trust may borrow for temporary, emergency or other purposes as permitted by the 1940 Act. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

The Adviser anticipates that the use of leverage (from residual interest bonds and any borrowings) may result in higher income to Common Shareholders over time. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares and the risk that costs of leverage may affect the return to Common Shareholders. To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, the Trust’s distributions will be greater than if leverage had not been used. Conversely, if the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Trust’s leveraged position if it deems such action to be appropriate. There can be no assurance that a leveraging strategy will be successful.

As discussed under “Management of the Trust,” the investment advisory fee paid to Eaton Vance is calculated on the basis of the Trust's gross assets, including the principal amount of any indebtedness for money borrowed, the amount of any outstanding preferred shares issued by the Trust, and, to a limited extent, the amount of floating rate notes included as a liability in the Trust's Statement of Assets and Liabilities, so the fees will be higher when leverage is utilized which may create an incentive for the Adviser to employ leverage. In this regard, holders of any preferred shares do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the use of leverage, which means that Common Shareholders effectively bear the entire advisory fee.

The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies that may issue ratings for any preferred shares issued by the Trust. Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing. Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act. It is not anticipated that these covenants or guidelines will significantly impede Eaton Vance from managing the Trust's portfolio in accordance with its investment objective and policies. See “Description of Capital Structure - Preferred Shares.”

Financial leverage may also be achieved through the purchase of certain derivative instruments. The Trust’s use of derivative instruments exposes the Trust to special risks. See “Investment Objective, Policies and Risks - Additional Investment Practices” and “Investment Objective, Policies, and Risks - Additional Risk Considerations.”

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. In addition to investing in residual interest bonds, the Trust may invest without limitation in other derivative instruments (which are instruments that derive their value from a reference instrument) acquired for hedging purposes or investment purposes, such as financial futures contracts and related options, interest rate swaps and forward rate contracts. Depending on the type of derivative instrument, a reference instrument could be a security, instrument, index, currency, commodity, economic indicator or event (“reference instruments”). The loss on derivative instruments (other than purchased options) may substantially exceed amounts invested in these instruments. Derivative transactions, including options on securities and securities indices and other transactions in which the Trust may invest may subject the Trust to increased risk of principal loss due to unexpected movements in securities prices and interest rates, and imperfect correlations between the Trust’s securities holdings and indices upon which derivative transactions are based. Derivatives can be illiquid, may disproportionately increase losses, and may have a potentially large impact on the Trust’s performance. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Trust obligations created pursuant to derivative instruments may give rise to leverage, which would subject the Trust to increased leverage risk. The Trust also will be subject to credit risk with respect to the counterparties to any OTC derivatives contracts entered into by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Trust may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or no recovery in such circumstances.

The use of derivatives to enhance income is considered to be speculative in nature. The use of derivatives may result in greater losses than if they had not been used, may require the Trust to sell or purchase portfolio investments at inopportune times or for prices other than current market value, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security it might otherwise sell. Segregated liquid assets, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to derivatives transactions are not otherwise available to the Trust for investment or operational purposes. Certain derivative transactions may have economic characteristics similar to leverage. See “Additional Risk Considerations - Leverage Risk.”

The SEC adopted Rule 18f-4 under the 1940 Act, which applies to the Trust’s use of derivative investments and certain financing transactions. Among other things, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a Trust's net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a Trust uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a Trust's net assets), it will not be subject to the full requirements of Rule 18f-4.

In addition, to the extent that the Trust enters into reverse repurchase agreements or similar financing transactions, the Trust may elect to either treat all of its reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f-4 or comply (with respect to reverse repurchase agreements or similar financing transactions) with the asset segregation requirements under Section 18 of the 1940 Act.

Additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Trust engages in derivative transactions. Trust management cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new government regulation will not adversely affect the Trust’s performance or ability to achieve its investment objectives.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk. Changes in the credit quality of the companies that serve as the Trust’s counterparties with respect to its derivatives positions and liquidity providers for the Trust’s residual interest bonds or other investments supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the municipals markets have recently incurred significant financial hardships, including bankruptcy and material loss of credit standing as a result of exposure to investments that have experienced defaults or otherwise suffered extreme credit deterioration. As a result, such hardships have reduced these entities’ capital and called into question their continued ability to perform their obligations. By using derivatives or other instruments that expose the Trust to counterparties, the Trust assumes the risk that its counterparties could experience future financial hardship.

The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Trust.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Risk. The Trust’s use of derivatives or other transactions to reduce risks involves costs and will be subject to Eaton Vance’s ability to predict correctly changes in the relationships of such hedge instruments to the Trust’s portfolio holdings or other factors. No assurance can be given that Eaton Vance’s judgment in this respect will be correct. In addition, no assurance can be given that the Trust will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Trust, which creates the possibility that the loss on such instruments may be greater than the gain, if any, in the value of the underlying asset in the Trust’s portfolio; the limited availability of such instruments; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; and the imperfect correlation between the tax-exempt and taxable markets. Furthermore, the ability to successfully use hedging transactions depends on the Eaton Vance’s ability to predict pertinent market movements, which cannot be assured. Thus, the use of hedging transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio investments at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment, or may cause the Trust to hold a security that it might otherwise sell.

Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swaps Risk. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Whether the use of swap agreements will be successful will depend on the Adviser’s ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Trust’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Trust under the swap). Developments in the swaps market, including potential government regulation, could adversely affect the Trust’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Trust will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default.

Private Activity Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Activity Bonds. Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal obligations, although the current federal tax laws place substantial limitations on the size of such issues. Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Trust derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT.

Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures Risk. Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Trust realizes a capital gain, or if it is more, the Trust realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Trust realizes a capital gain, or if it is less, the Trust realizes a capital loss. The Adviser has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act with respect to the Trust and therefore, neither the Adviser nor the Trust are subject to registration or regulation thereunder.

Structured Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Notes Risk. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Inflation Risk Or Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk/Deflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline. In addition, during periods of rising inflation, short-term interest rates and the Trust’s cost of leverage would likely increase, reducing returns to the Common Shareholders to the extent that such increased cost is not offset by commensurately higher income. Deflation risk is the risk that prices throughout the economy decline over time − the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Trust’s investments.

Duration and Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Duration and Maturity Risk. Holding long duration and long maturity investments will expose the Trust to certain magnified risks. These risks include interest rate risk, credit risk and liquidity risks as discussed above.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The value of the Trust’s investments and its NAV may be adversely affected by changes in tax rates and policies. Because interest income from municipal obligations normally is not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal obligations. From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations. This could, in turn, affect the Trust’s NAV and ability to acquire and dispose of municipal obligations at desirable yield and price levels. The Trust is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are otherwise indifferent to the federal income tax consequences of their investments. See “Distributions” and “Federal income tax matters.”

The Trust will invest in municipal obligations in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income under the regular federal income tax, and the Adviser will typically not independently verify that opinion. Subsequent to the Trust’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Trust as “exempt-interest dividends” could be adversely affected, subjecting the Trust’s Common Shareholders to increased federal income tax liabilities.

Interest income from certain types of municipal obligations may be a tax preference item for purposes of the AMT for individual investors.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Trust is subject to management risk because it is actively managed. Eaton Vance and the individual portfolio managers invest the assets of the Trust as they deem appropriate in implementing the Trust’s investment strategy. Accordingly, the success of the Trust depends upon the investment skills and analytical abilities of Eaton Vance and the individual portfolio managers to develop and effectively implement strategies that achieve the Trust’s investment objective. There is no assurance that Eaton Vance and the individual portfolio managers will be successful in developing and implementing the Trust’s investment strategy. Subjective decisions made by Eaton Vance and the individual portfolio managers may cause the Trust to incur losses or to miss profit opportunities.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. With the increased use of technologies by Trust service providers to conduct business, such as the Internet, the Trust is susceptible to operational, information security and related risks. The Trust relies on communications technology, systems, and networks to engage with clients, employees, accounts, shareholders, and service providers, and a cyber incident may inhibit the Trust’s ability to use these technologies. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites or via “ransomware” that renders the systems inoperable until appropriate actions are taken. A denial-of-service attack is an effort to make network services unavailable to intended users, which could cause shareholders to lose access to their electronic accounts, potentially indefinitely. Employees and service providers also may not be able to access electronic systems to perform critical duties for the Trust, such as trading NAV calculation, shareholder accounting or fulfillment of Trust share purchases and redemptions, during a denial-of-service attack. There is also the possibility for systems failures due to malfunctions, user error and misconduct by employees and agents, natural disasters, or other foreseeable and unforeseeable events.

Because technology is consistently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Trust's ability to plan for or respond to a cyber attack. Similar types of cybersecurity risks also are present for issuers of securities in which the Trust invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber attacks, technological disruptions, malfunctions or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Trust from, among other things, buying or selling the Trust or accurately pricing its securities. Like other Trusts and business enterprises, the Trust and its service providers have experienced, and will continue to experience, cyber incidents consistently. In addition to deliberate cyber attacks, unintentional cyber incidents can occur, such as the inadvertent release of confidential information by the Trust or its service providers.

The Trust uses third party service providers who are also heavily dependent on computers and technology for their operations. Cybersecurity failures or breaches by the Trust’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Trust invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Trust, impede Trust trading, interfere with the Trust’s ability to calculate its NAV, or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, litigation costs, or additional compliance costs. While many of the Trust service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Trust cannot control the cybersecurity plans and systems put in place by service providers to the Trust and issuers in which the Trust invests. The Trust and its shareholders could be negatively impacted as a result.

When Issued And Delayed Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-Issued and Delayed-Delivery Transactions Risk. Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Trust agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Trust does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Such transactions may be considered a form of leverage.

Other Investment Companies and ETF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies and ETF Risk

The Trust may, subject to the limitations of the 1940 Act, invest in the securities of other investment companies. Such securities may be leveraged. As a result, the Trust may be indirectly exposed to leverage through an investment in such securities. Utilization of leverage is a speculative investment technique and involves certain risks. The Trust, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the Trust’s own operations.

The Trust may invest in the securities of ETFs, to the extent permitted by law. ETFs are often designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Pooled investment vehicles, including ETFs, are subject to the risks of investing in the underlying securities or other instruments that they own. The market for common shares of ETFs, which are generally traded on an exchange and may be traded at a premium or discount to net asset value, is affected by the demand for those securities, regardless of the value of such ETF’s underlying securities. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to an ETF’s net asset value. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Trust invests in ETFs, the Trust must bear these expenses in addition to the expenses of its own operation.

Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Trust’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord, war or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Such global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Trust’s investments, adversely affect and increase the volatility of the Trust’s share price and/or exacerbate preexisting political, social and economic risks to the Trust. The Trust’s operations may be interrupted and any such event(s) could have a significant adverse impact on the value and risk profile of the Trust’s portfolio. There is a risk that you may lose money by investing in the Trust.

Recent Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Market Conditions.  The outbreak of COVID-19 and efforts to contain its spread have resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and the effects of other infectious illness outbreaks, epidemics or pandemics, may be short term or may continue for an extended period of time. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. For example, a global pandemic or other widespread health crisis could cause substantial market volatility and exchange trading suspensions and closures. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The coronavirus outbreak and public and private sector responses thereto have led to large portions of the populations of many countries working from home for indefinite periods of time, temporary or permanent layoffs, disruptions in supply chains, and lack of availability of certain goods. The impact of such responses could adversely affect the information technology and operational systems upon which the Trust and the Trust’s service providers rely, and could otherwise disrupt the ability of the employees of the Trust’s service providers to perform critical tasks relating to the Trust. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests and may lead to losses on your investment in the Trust.

Market Disruption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption. Global instability, war, geopolitical tensions and terrorist attacks in the United States and around the world have previously resulted, and may in the future result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Trust cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-takeover Provisions. The Trust's Organizational Documents include provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Trust or to change the composition of its Board. For example, pursuant to the Trust's Declaration of Trust, the Board is divided into three classes of Trustees with each class serving for a three-year term and certain types of transactions require the favorable vote of holders of at least 75% of the outstanding shares of the Trust. See “Description of Capital Structure - Certain Provisions of the Organizational Documents - Anti-Takeover Provisions in the Organizational Documents.”

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		Two International Place
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02110
Contact Personnel Name		Deidre E. Walsh
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 9.78	$ 9.37	$ 10.43	$ 10.95	$ 12.05	$ 13.47	$ 13.95	$ 13.23	$ 13.02
Highest Price or Bid				10.82	10.86	12.00	12.79	13.99	14.32	14.38	14.10	13.86
Lowest Price or Bid, NAV				11.18	10.60	11.46	11.56	13.33	14.08	14.39	14.06	14.04
Highest Price or Bid, NAV				$ 11.58	$ 11.56	$ 12.14	$ 13.44	$ 14.18	$ 14.39	$ 14.55	$ 14.34	$ 14.52
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(6.56%)	(6.06%)	(1.15%)	(4.84%)	(1.34%)	(0.49%)	(1.17%)	(1.67%)	(4.55%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(12.52%)	(11.60%)	(8.99%)	(5.28%)	(9.60%)	(4.33%)	(3.06%)	(5.90%)	(7.26%)

[1]	If Common Shares are sold to or through underwriters, the prospectus supplement will set forth any applicable sales load.
[2]	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The Adviser will pay the expenses of the Offering (other than the applicable commissions); therefore, Offering expenses are not included in the Summary of Trust Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement (including this prospectus and the SAI), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.
[4]	The advisory fee paid by the Trust to the Adviser is based on the average weekly gross assets of the Trust, including the principal amount of any indebtedness for money borrowed, the amount of any outstanding preferred shares issued by the Trust and, to a limited extent, the amount of floating-rate notes included as a liability in the Trust's Statement of Assets and Liabilities, as described under “Management of the Trust – The Adviser”. Accordingly, if the Trust were to increase investment leverage in the future, the advisory fee will increase as a percentage of net assets.
[5]	Stated as a percentage of average net assets attributed to Common Shares for the year ended November 30, 2022.
[6]	“Interest Expenses” relate to the Trust’s liability with respect to floating-rate notes held by third parties in conjunction with investments in residual interest bonds. The Trust records offsetting interest income in an amount at least equal to this expense relating to the municipal obligations underlying such transactions.
[7]	Plus accumulated and unpaid dividends.